31 Net Operating Revenue (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net operating revenue [line items]
Regulatory charges	R$ 1,857,343	R$ 2,161,811	R$ 2,457,562
Energy development account CDE energia [member]
Disclosure of net operating revenue [line items]
Regulatory charges	1,530,998	1,654,157	1,840,283
Other charges - rate flags [member]
Disclosure of net operating revenue [line items]
Regulatory charges	81,159	280,286	423,098
Research and development and energy efficiency - R&D and EEP [member]
Disclosure of net operating revenue [line items]
Regulatory charges	144,474	127,432	123,306
Global reversion reserve - RGR quota [member]
Disclosure of net operating revenue [line items]
Regulatory charges	62,057	63,918	48,512
Energy development account - "CDE uso" [member]
Disclosure of net operating revenue [line items]
Regulatory charges	27,315	25,271	12,211
Inspection fee [member]
Disclosure of net operating revenue [line items]
Regulatory charges	R$ 11,340	R$ 10,747	R$ 10,152